Ordinary Shares (Details) ¥ in Thousands, $ in Thousands	1 Months Ended						12 Months Ended
	Mar. 31, 2021 shares	Dec. 31, 2020 USD ($) shares	Nov. 30, 2020 USD ($) shares	Jun. 30, 2020 shares	Apr. 30, 2020 USD ($) shares	Feb. 28, 2019 USD ($) shares	Dec. 31, 2022 Vote shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2021 shares
Proceeds from private placements | ¥								¥ 11,063,339
Follow-on offering
Total Proceeds, net of issuance cost | $						$ 1,181,209
ADSs | Follow-on offering
Number of ordinary shares issued			33,005,000			48,435,000
Class A ordinary shares
Number of votes entitled for each share | Vote							1
Ordinary shares, outstanding							5,278,348,396		5,057,542,676
Ordinary shares, issued					135,426,300		5,278,348,396		5,057,542,676
Proceeds from private placements | $		$ 500,000			$ 1,100,000
Stock split ratio of Convertible Preferred Shares	1
Class A ordinary shares | Private Placement
Ordinary shares, issued		15,384,612						15,384,612
Class A ordinary shares | Follow-on offering
Number of ordinary shares issued			132,020,000			193,740,000
Total Proceeds, net of issuance cost | $			$ 4,074,642
Class B ordinary shares
Number of votes entitled for each share | Vote							10
Ordinary shares, outstanding							0		0
Number of shares converted	1,409,744,080			664,703,620
Stock split ratio of Convertible Preferred Shares				1